Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Cash flow from operating activities:
Net income (loss)		$ 48,400		$ (33,580)		$ 45,989		$ (55,472)		$ (59,918)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		103,556		98,093		200,111		96,303		65,324
Amortization of deferred financing cost and accretion of paid-in-kind interest		2,576		3,190		6,097		8,780		8,450
Amortization of inventory fair value adjustment		1,437		18,177		18,177		24,770		0
Loss (gain) on sale and disposal of assets		(101)		9,958		10,059		(83)		(819)
Share-based compensation expense		102,064		4,536		27,259		406		0
Interest rate hedges change in fair value		(4,637)		5,770		2,583		879		5,442
Deferred income taxes		(1,004)		(2,143)		(19,714)		(24,331)		(17,728)
Loss on extinguishment of debt		11,447		15,535		15,535		0		0
Changes in operating assets and liabilities, net of business acquisitions:
Accounts receivable		(52,034)		(27,301)		(16,327)		16,373		(984)
Inventories		(17,859)		(32,954)		(26,384)		(4,331)		(1,669)
Prepaid expenses and other current assets		9,096		(5,112)		(21,293)		(632)		(175)
Accounts payable		11,119		(4,393)		4,129		6,306		(3,259)
Accrued expenses and other current liabilities		(26,143)		17,732		12,120		14,800		(4,879)
Contract assets and liabilities		(20,688)		(6,504)		(1,063)		(13,064)		1,333
All other assets and liabilities		7,502		7,466		(9,364)		(306)		(223)
Other operating activities, net		(377)		135		3,282		548		1,186
Net cash provided by (used in) operating activities		174,354		68,605		251,196		70,946		(7,919)
Cash flow from investing activities:
Capital expenditures		(22,290)		(21,395)		(42,425)		(28,889)		(12,502)
Proceeds from sale and disposal of assets and businesses, net of cash sold		147		2,187		2,240		221		315
Cash acquired in the Arxis Businesses Transaction						0		46,900		0
Acquisition of businesses, net of cash acquired		(185,817)		(152,639)		(152,639)		(53,508)		0
Net cash provided by (used in) investing activities		(207,960)		(171,847)		(192,824)		(35,276)		(12,187)
Cash flow from financing activities:
Net proceeds from issuance of common stock		1,227,753		0
Payments for taxes related to net share settlement of equity awards		(34,639)		0
Proceeds from issuance of debt		25,000		2,784,000		2,808,000	[1]	185,500	[1]	23,964	[1]
Repayments of debt		(952,809)		(2,598,348)		(2,703,788)	[1]	(132,428)	[1]	(16,257)	[1]
Payments of debt financing fees		0		(38,907)		(38,907)		(3,537)		(4,664)
Issuance of related party notes receivable		0		(3,000)		(6,500)	[1]	(14,500)	[1]	(1,000)	[1]
Settlement of related party notes receivable		5,426	[2]	1,500	[2]	6,028	[1]	0	[1]	0	[1]
Proceeds from issuance of related party payable	[1]					2,000		15,000		0
Repayments of related party payables		0		(7,000)		(18,000)		(5,000)		0
Issuances of members' units						10,851		0		19,872
Repurchases of members' units						(2,047)		0		0
Distributions		(332)		(351,119)		(363,811)	[1]	0	[1]	0	[1]
Contributions		11,344		385,000		385,588	[1]	18,034	[1]	0	[1]
Purchase of interest rate cap						0		0		(6,088)
Other financing activities, net		(2,519)		(845)		(1,308)		(841)		(247)
Net cash provided by (used in) financing activities		279,224		171,281		78,106		62,228		15,580
Effect of exchange rate changes on cash and cash equivalents		(1,228)		(8,338)		2,987		1,172		(33)
Net increase (decrease) in cash and cash equivalents		244,390		59,701		139,465		99,070		(4,559)
Cash and cash equivalents, beginning of the period		250,303		110,838		110,838		11,768		16,327
Cash and cash equivalents, end of the period		494,693		170,539		250,303		110,838		11,768
Supplemental disclosures of cash flow information:
Cash paid for taxes, net of refunds						47,380		11,703		6,238
Cash paid for interest						182,732		150,204		111,141
Supplemental schedule of non-cash investing and financing activities:
Settlement of related party notes receivable in exchange for membership units	[2]	18,748		0
Rollover equity issued in connection with acquisition		2,500		0		0		4,000		0
Non-cash investment due to Arxis Businesses Transaction						0		2,342,997		0
Operating lease assets obtained in exchange for operating lease liabilities		$ 6,070		$ 14,839		$ 21,617		$ 9,350		$ 1,517

[1]	Refer to “Note 18. Related Party Transactions” for further information on related party arrangements.
[2]	Refer to “Note 18. Related Party Transactions” for further information on related party arrangements.